Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
BWX Technologies, Inc. ............... 620,998 $ 58,994,810
Curtiss-Wright Corp. .................. 169,122 45,828,680
Hexcel Corp. ....................... 276,045 17,239,010
Woodward, Inc. ..................... 413,868 72,170,302
194,232,802
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.
(a)(b)
................ 510,830 25,796,915
Automobile Components — 0.8%
Autoliv, Inc. ........................ 295,212 31,584,732
Gentex Corp. ...................... 1,005,169 33,884,247
Visteon Corp.
(b)
..................... 84,635 9,030,554
74,499,533
Banks — 1.5%
Bank OZK ........................ 371,405 15,227,605
Commerce Bancshares, Inc. ............ 327,617 18,274,476
Cullen/Frost Bankers, Inc. .............. 183,337 18,632,539
East West Bancorp, Inc. ............... 510,452 37,380,400
First Financial Bankshares , Inc. .......... 350,454 10,348,907
Hancock Whitney Corp. ............... 307,007 14,684,145
International Bancshares Corp. .......... 156,702 8,964,921
Pinnacle Financial Partners, Inc. .......... 212,490 17,007,700
140,520,693
Beverages — 1.1%
(a)
Boston Beer Co., Inc. (The) , Class A
(b)
...... 28,664 8,743,953
Celsius Holdings, Inc.
(b)
................ 1,013,414 57,855,805
Coca-Cola Consolidated, Inc. ............ 31,787 34,488,895
101,088,653
Biotechnology — 4.5%
(b)
Arrowhead Pharmaceuticals, Inc. ......... 842,912 21,907,283
BioMarin Pharmaceutical, Inc. ........... 722,385 59,473,957
Cytokinetics, Inc.
(a)
................... 350,523 18,991,336
Exelixis , Inc.
(a)
...................... 1,978,933 44,466,625
Halozyme Therapeutics, Inc.
(a)
........... 864,649 45,273,022
Neurocrine Biosciences, Inc. ............ 683,690 94,123,602
Roivant Sciences Ltd. ................. 1,421,350 15,023,669
Sarepta Therapeutics, Inc.
(a)
............ 513,728 81,169,024
United Therapeutics Corp.
(a)
............. 135,602 43,196,017
423,624,535
Broadline Retail — 0.4%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
..... 416,388 40,876,810
Building Products — 6.7%
AAON, Inc.
(a)
....................... 463,553 40,440,364
Advanced Drainage Systems, Inc. ........ 462,881 74,241,483
Carlisle Cos., Inc. ................... 322,532 130,693,192
Fortune Brands Innovations, Inc. ......... 339,488 22,046,351
Lennox International, Inc. .............. 217,814 116,526,134
Owens Corning ..................... 588,715 102,271,570
Simpson Manufacturing Co., Inc. ......... 286,406 48,268,003
Trex Co., Inc.
(b)
..................... 738,418 54,731,542
UFP Industries, Inc. .................. 419,532 46,987,584
636,206,223
Capital Markets — 2.5%
Carlyle Group, Inc. (The) ............... 703,979 28,264,757
Evercore, Inc. , Class A ................ 166,080 34,616,054
Houlihan Lokey, Inc. , Class A ............ 355,748 47,976,175
Interactive Brokers Group, Inc. , Class A ..... 429,322 52,634,877
Morningstar, Inc. .................... 177,144 52,408,053
Security
Shares
Shares Value
Capital Markets (continued)
SEI Investments Co. .................. 338,821 $ 21,918,331
237,818,247
Chemicals — 2.3%
Arcadium Lithium plc
(a)(b)
............... 4,291,050 14,417,928
Axalta Coating Systems Ltd.
(b)
........... 1,498,983 51,220,249
Cabot Corp. ....................... 251,311 23,092,968
NewMarket Corp. .................... 46,892 24,176,109
Olin Corp. ......................... 331,696 15,639,466
RPM International, Inc. ................ 472,374 50,865,232
Scotts Miracle-Gro Co. (The) ............ 108,851 7,081,846
Westlake Corp. ..................... 218,363 31,623,330
218,117,128
Commercial Services & Supplies — 3.4%
Brink's Co. (The) .................... 302,058 30,930,739
Clean Harbors, Inc.
(b)
................. 340,765 77,064,005
MSA Safety, Inc. .................... 251,492 47,202,533
RB Global, Inc.
(a)
.................... 1,248,109 95,305,603
Tetra Tech, Inc. ..................... 363,437 74,315,598
324,818,478
Communications Equipment — 0.2%
Ciena Corp.
(a)(b)
..................... 402,048 19,370,673
Construction & Engineering — 2.4%
AECOM .......................... 425,405 37,495,197
Comfort Systems USA, Inc. ............. 241,914 73,570,885
EMCOR Group, Inc. .................. 319,273 116,560,187
227,626,269
Construction Materials — 0.7%
Eagle Materials, Inc.
(a)
................. 234,039 50,894,121
Knife River Corp.
(b)
................... 273,055 19,152,078
70,046,199
Consumer Finance — 0.4%
FirstCash Holdings, Inc. ............... 253,222 26,557,923
SLM Corp. ........................ 598,960 12,452,379
39,010,302
Consumer Staples Distribution & Retail — 1.3%
Casey's General Stores, Inc. ............ 251,478 95,953,946
Sprouts Farmers Market, Inc.
(a)(b)
......... 279,610 23,392,172
119,346,118
Containers & Packaging — 0.7%
AptarGroup, Inc. .................... 265,601 37,399,277
Crown Holdings, Inc. ................. 380,962 28,339,763
65,739,040
Diversified Consumer Services — 1.8%
Duolingo, Inc. , Class A
(a)(b)
.............. 251,288 52,436,267
Grand Canyon Education, Inc.
(b)
.......... 199,101 27,856,221
H&R Block, Inc. ..................... 947,913 51,405,322
Service Corp. International ............. 504,509 35,885,725
167,583,535
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc. ............ 413,780 11,014,824
Electric Utilities — 0.1%
IDACORP, Inc. ..................... 134,743 12,551,310
Electrical Equipment — 1.7%
Acuity Brands, Inc. ................... 105,604 25,497,030
EnerSys .......................... 118,440 12,260,909
NEXTracker, Inc. , Class A
(a)(b)
............ 834,853 39,137,909

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
nVent Electric plc .................... 1,127,868 $ 86,405,967
163,301,815
Electronic Equipment, Instruments & Components — 1.3%
Cognex Corp. ...................... 512,724 23,974,974
IPG Photonics Corp.
(b)
................ 88,042 7,429,864
Littelfuse , Inc. ...................... 117,862 30,124,349
Novanta , Inc.
(a)(b)
.................... 141,291 23,045,975
Vontier Corp.
(a)
..................... 1,048,934 40,069,279
124,644,441
Energy Equipment & Services — 1.3%
ChampionX Corp. ................... 866,555 28,778,292
Valaris Ltd.
(b)
....................... 423,062 31,518,119
Weatherford International plc
(b)
........... 496,979 60,855,078
121,151,489
Entertainment — 0.4%
TKO Group Holdings, Inc. , Class A ........ 171,734 18,545,555
Warner Music Group Corp. , Class A ....... 739,970 22,680,080
41,225,635
Financial Services — 1.3%
Equitable Holdings, Inc. ............... 433,692 17,720,655
Euronet Worldwide, Inc.
(b)
.............. 159,493 16,507,526
MGIC Investment Corp. ............... 685,958 14,782,395
Voya Financial, Inc. .................. 273,229 19,440,243
WEX, Inc.
(a)(b)
....................... 284,660 50,424,672
118,875,491
Food Products — 0.3%
Ingredion, Inc. ...................... 160,236 18,379,069
Lancaster Colony Corp. ............... 66,636 12,592,205
30,971,274
Ground Transportation — 1.8%
Avis Budget Group, Inc. ............... 123,899 12,949,923
Landstar System, Inc. ................. 165,210 30,477,941
Saia, Inc.
(a)(b)
....................... 180,630 85,671,003
XPO, Inc.
(b)
........................ 371,444 39,428,780
168,527,647
Health Care Equipment & Supplies — 1.4%
(b)
Haemonetics Corp.
(a)
................. 206,533 17,086,475
Lantheus Holdings, Inc.
(a)
.............. 470,885 37,807,357
LivaNova plc ....................... 136,550 7,485,671
Masimo Corp. ...................... 187,704 23,639,442
Penumbra, Inc.
(a)
.................... 263,354 47,395,819
133,414,764
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.
(b)
............ 630,278 42,568,976
Amedisys, Inc.
(b)
.................... 93,407 8,574,763
Chemed Corp. ...................... 61,710 33,482,612
Encompass Health Corp. .............. 307,666 26,394,666
HealthEquity, Inc.
(a)(b)
................. 301,468 25,986,541
Option Care Health, Inc.
(b)
.............. 648,151 17,953,783
Progyny, Inc.
(a)(b)
.................... 561,005 16,050,353
171,011,694
Health Care REITs — 0.2%
Omega Healthcare Investors, Inc. ......... 687,593 23,550,060
Health Care Technology — 0.1%
Doximity , Inc. , Class A
(a)(b)
.............. 416,277 11,643,268
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. ............. 1,428,816 21,403,664
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 5.4%
Boyd Gaming Corp. .................. 457,328 $ 25,198,773
Choice Hotels International, Inc.
(a)
......... 79,797 9,495,843
Churchill Downs, Inc. ................. 454,420 63,437,032
Hilton Grand Vacations, Inc.
(a)(b)
.......... 289,203 11,692,477
Hyatt Hotels Corp. , Class A
(a)
............ 306,928 46,628,502
Light & Wonder, Inc. , Class A
(a)(b)
......... 612,364 64,224,736
Planet Fitness, Inc. , Class A
(b)
........... 594,637 43,759,337
Texas Roadhouse, Inc. ................ 453,752 77,913,756
Travel + Leisure Co. .................. 337,847 15,196,358
Vail Resorts, Inc. .................... 170,241 30,665,511
Wendy's Co. (The) ................... 611,492 10,370,904
Wingstop , Inc. ...................... 199,527 84,332,082
Wyndham Hotels & Resorts, Inc. ......... 361,135 26,723,990
509,639,301
Household Durables — 2.5%
KB Home ......................... 249,196 17,488,575
Tempur Sealy International, Inc. .......... 1,179,540 55,839,424
Toll Brothers, Inc. .................... 707,691 81,511,849
TopBuild Corp.
(b)
.................... 214,883 82,787,974
237,627,822
Industrial REITs — 1.1%
EastGroup Properties, Inc. ............. 202,448 34,436,405
First Industrial Realty Trust, Inc. .......... 430,924 20,473,199
Rexford Industrial Realty, Inc. ........... 575,646 25,668,055
STAG Industrial, Inc. ................. 617,763 22,276,534
102,854,193
Insurance — 2.9%
Erie Indemnity Co. , Class A, NVS ......... 98,281 35,617,034
Kinsale Capital Group, Inc.
(a)
............ 150,223 57,877,918
Primerica, Inc. ...................... 233,774 55,306,253
RenaissanceRe Holdings Ltd. ........... 197,583 44,161,776
RLI Corp. ......................... 177,626 24,990,202
Ryan Specialty Holdings, Inc. , Class A ...... 695,504 40,276,637
Selective Insurance Group, Inc. .......... 226,835 21,283,928
279,513,748
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.
(a)(b)
.......... 639,119 8,161,550
Leisure Products — 0.5%
Brunswick Corp. .................... 279,575 20,344,673
Mattel, Inc.
(a)(b)
...................... 1,026,090 16,684,223
YETI Holdings, Inc.
(a)(b)
................ 369,375 14,091,656
51,120,552
Life Sciences Tools & Services — 1.7%
Azenta , Inc.
(a)(b)
..................... 235,179 12,375,119
Bruker Corp. ....................... 396,915 25,327,146
Medpace Holdings, Inc.
(b)
.............. 159,969 65,883,233
Repligen Corp.
(a)(b)
................... 353,029 44,502,836
Sotera Health Co.
(a)(b)
................. 848,837 10,075,695
158,164,029
Machinery — 6.1%
Chart Industries, Inc.
(a)(b)
............... 285,603 41,223,937
Crane Co. ......................... 333,947 48,415,636
Donaldson Co., Inc. .................. 466,112 33,354,975
Esab Corp. ........................ 385,868 36,437,515
Flowserve Corp. .................... 401,789 19,326,051
Graco, Inc. ........................ 1,149,044 91,096,208
ITT, Inc. .......................... 559,114 72,226,347
Lincoln Electric Holdings, Inc. ........... 386,611 72,930,299
Middleby Corp. (The)
(b)
................ 182,454 22,370,685
RBC Bearings, Inc.
(a)(b)
................ 197,272 53,220,040

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Terex Corp. ........................ 256,850 $ 14,085,654
Timken Co. (The) .................... 172,177 13,796,543
Toro Co. (The) ...................... 340,465 31,836,882
Watts Water Technologies, Inc. , Class A ..... 186,226 34,148,262
584,469,034
Marine Transportation — 0.2%
Kirby Corp.
(b)
....................... 166,082 19,884,998
Media — 0.6%
New York Times Co. (The) , Class A ........ 1,110,961 56,892,313
Metals & Mining — 1.5%
MP Materials Corp. , Class A
(a)(b)
.......... 365,039 4,646,946
Reliance, Inc. ...................... 390,138 111,423,413
Royal Gold, Inc. ..................... 232,180 29,059,649
145,130,008
Office REITs — 0.1%
COPT Defense Properties .............. 298,769 7,478,188
Oil, Gas & Consumable Fuels — 6.0%
Antero Midstream Corp. ............... 1,346,326 19,844,845
Chord Energy Corp. .................. 422,441 70,834,907
Civitas Resources, Inc. ................ 625,582 43,165,158
CNX Resources Corp.
(a)(b)
.............. 1,040,483 25,283,737
DT Midstream, Inc. ................... 415,595 29,519,713
Equitrans Midstream Corp. ............. 1,204,706 15,637,084
Matador Resources Co. ............... 788,367 46,986,673
Murphy Oil Corp. .................... 422,455 17,422,044
Ovintiv , Inc. ........................ 1,691,047 79,259,373
Permian Resources Corp. , Class A ........ 3,489,226 56,351,000
Range Resources Corp. ............... 1,648,312 55,267,901
Southwestern Energy Co.
(b)
............. 7,491,521 50,417,936
Texas Pacific Land Corp. ............... 84,761 62,237,460
572,227,831
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 281,425 23,169,720
Personal Care Products — 1.4%
(b)
BellRing Brands, Inc. ................. 469,644 26,835,458
Coty, Inc. , Class A
(a)
.................. 2,474,635 24,795,843
elf Beauty, Inc.
(a)
.................... 377,094 79,461,247
131,092,548
Pharmaceuticals — 0.2%
Jazz Pharmaceuticals plc
(a)(b)
............ 179,872 19,197,738
Professional Services — 2.4%
CACI International, Inc. , Class A
(b)
........ 56,044 24,106,206
ExlService Holdings, Inc.
(b)
............. 627,874 19,690,129
Exponent, Inc. ...................... 175,120 16,657,414
FTI Consulting, Inc.
(a)(b)
................ 238,305 51,361,877
Insperity, Inc. ....................... 121,896 11,118,134
KBR, Inc. ......................... 419,478 26,905,319
Maximus, Inc. ...................... 301,509 25,839,321
Paylocity Holding Corp.
(a)(b)
............. 295,196 38,921,593
Science Applications International Corp. .... 122,297 14,376,012
228,976,005
Residential REITs — 1.1%
American Homes 4 Rent , Class A ......... 1,311,731 48,743,924
Equity LifeStyle Properties, Inc. .......... 810,869 52,811,898
101,555,822
Security
Shares
Shares Value
Retail REITs — 0.4%
Brixmor Property Group, Inc. ............ 899,262 $ 20,763,960
NNN REIT, Inc. ..................... 460,070 19,598,982
40,362,942
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems , Inc.
(a)(b)
........... 170,447 4,813,423
Cirrus Logic, Inc.
(b)
................... 208,856 26,662,557
Lattice Semiconductor Corp.
(a)(b)
.......... 934,435 54,187,886
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
............................ 234,399 26,128,456
MKS Instruments, Inc. ................ 210,202 27,448,177
Onto Innovation, Inc.
(a)(b)
............... 334,762 73,500,345
Power Integrations, Inc. ............... 193,428 13,576,711
Rambus, Inc.
(a)(b)
.................... 732,222 43,025,365
Silicon Laboratories, Inc.
(a)(b)
............. 216,702 23,973,742
Synaptics , Inc.
(a)(b)
................... 110,366 9,734,281
Universal Display Corp. ............... 296,499 62,338,915
Wolfspeed , Inc.
(a)(b)
................... 403,130 9,175,239
374,565,097
Software — 4.4%
Altair Engineering, Inc. , Class A
(b)
......... 386,882 37,945,387
Appfolio , Inc. , Class A
(a)(b)
.............. 142,580 34,870,791
Aspen Technology, Inc.
(b)
............... 94,470 18,764,576
Blackbaud, Inc.
(b)
.................... 170,787 13,008,846
CommVault Systems, Inc.
(a)(b)
............ 176,688 21,479,960
Dolby Laboratories, Inc. , Class A ......... 230,898 18,294,048
Dropbox, Inc. , Class A
(b)
............... 1,641,641 36,887,673
Dynatrace, Inc.
(b)
.................... 1,634,136 73,111,245
Manhattan Associates, Inc.
(b)
............ 418,283 103,182,050
Qualys, Inc.
(b)
...................... 250,949 35,785,327
Teradata Corp.
(b)
.................... 656,244 22,679,793
416,009,696
Specialized REITs — 1.6%
CubeSmart ........................ 840,604 37,970,083
EPR Properties ..................... 319,749 13,423,063
Gaming & Leisure Properties, Inc. ........ 793,122 35,857,045
Lamar Advertising Co. , Class A .......... 346,040 41,362,161
National Storage Affiliates Trust .......... 232,749 9,593,914
Rayonier, Inc. ...................... 354,707 10,318,427
148,524,693
Specialty Retail — 4.8%
Burlington Stores, Inc.
(b)
............... 260,326 62,478,240
Dick's Sporting Goods, Inc. ............. 209,649 45,043,088
Five Below, Inc.
(a)(b)
................... 374,954 40,858,737
Floor & Decor Holdings, Inc. , Class A
(a)(b)
.... 726,999 72,270,970
Murphy USA, Inc. ................... 128,082 60,129,376
RH
(a)(b)
........................... 47,254 11,550,768
Valvoline, Inc.
(a)(b)
.................... 875,390 37,816,848
Williams-Sonoma, Inc. ................ 436,503 123,255,352
453,403,379
Technology Hardware, Storage & Peripherals — 1.4%
Pure Storage, Inc. , Class A
(b)
............ 2,076,057 133,303,620
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.
(b)
................. 381,324 12,614,198
Columbia Sportswear Co. .............. 110,244 8,718,096
Crocs, Inc.
(a)(b)
...................... 412,393 60,184,634
Skechers USA, Inc. , Class A
(b)
........... 899,442 62,169,431
143,686,359
Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc. ....... 262,252 50,876,888
Core & Main, Inc. , Class A
(a)(b)
........... 662,233 32,409,683

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
GATX Corp. ....................... 89,770 $ 11,881,957
MSC Industrial Direct Co., Inc. , Class A ..... 167,831 13,310,677
Watsco , Inc. ....................... 217,471 100,741,266
209,220,471
Water Utilities — 0.3%
Essential Utilities, Inc. ................. 820,588 30,632,550
Total Long-Term Investments — 99.5%
(Cost: $7,706,626,498) ............................ 9,466,473,736
Short-Term Securities
Money Market Funds — 5.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.48%
(e)
.................. 505,328,018 505,530,149
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28% ................... 40,734,647 40,734,647
Total Short-Term Securities — 5.8%
(Cost: $545,988,864) .............................. 546,264,796
Total Investments — 105.3%
(Cost: $8,252,615,362 ) ............................ 10,012,738,532
Liabilities in Excess of Other Assets — (5.3)% ............. (501,848,098)
Net Assets — 100.0% ...............................
$ 9,510,890,434
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 472,685,493 $ 32,876,057
(a)
$ — $ (18,692) $ (12,709) $ 505,530,149 505,328,018 $ 224,452
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 31,639,348 9,095,299
(a)
— — — 40,734,647 40,734,647 506,995 —
$ (18,692) $ (12,709) $ 546,264,796 $ 731,447 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 54 09/20/24 $ 15,974 $ 1,132
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 1,922,281 $ 36,905
(c)
$ 1,962,138 0.0%
Monthly HSBC Bank plc
(d)
02/09/28 21,764,589 49,829
(e)
21,882,410 0.2
Monthly
JPMorgan Chase
Bank NA
(f)
07/09/24 3,333,618 9,571
(g)
3,351,664 0.0
$ 96,305 $ 27,196,212
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(2,952) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(67,992) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(8,475) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 48,021 $ 1,962,138 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 1,962,138
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 535,546 21,882,410 100.0
Net Value of Reference Entity — HSBC Bank plc $ 21,882,410
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date July 9, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 82,028 3,351,664 100.0
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 3,351,664

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,466,473,736 $ — $ — $ 9,466,473,736
Short-Term Securities
Money Market Funds ...................................... 546,264,796 — — 546,264,796
$ 10,012,738,532 $ — $ — $ 10,012,738,532
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,132 $ 96,305 $ — $ 97,437
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust